Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2021
Computer and software
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives	Shorter of remaining lease term or estimated useful life